Loans - Schedule of Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Total	$ 3,359,025	$ 5,273,678
April 29, 2024 to April 28, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		136,999
December 26, 2024 to December 25, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		273,999
June 27, 2024 to June 27, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		821,997
June 28, 2024 to June 28, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		410,998
October 11, 2024 to October 11, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		136,999
December 23, 2025 to June 26, 2026 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	428,994
May 30, 2024 to May 20, 2025 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		753,497
July 14, 2025 to July 13, 2026 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	643,491
June 9, 2025 to June 8, 2026 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	1,000,987
October 30, 2025 to October 30, 2026 [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans	1,285,553
December 30, 2024 to March 31, 2025 [Member] | The Kumamoto Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		1,971,192
November 29, 2024 to January 29, 2025 [Member] | The Higo Bank Ltd. [Member]
Schedule of Short-Term Borrowings [Line Items]
Bank loans		$ 767,997